SUBSEQUENT EVENTS - Share-based compensation key management personnel explanatory (Details) - Major ordinary share transactions - Conditional shares	Oct. 25, 2023 shares
Disclosure of non-adjusting events after reporting period [line items]
Conditional shares granted (in shares)	2,955,805
D J Pretorius
Disclosure of non-adjusting events after reporting period [line items]
Conditional shares granted (in shares)	436,959
A J Davel
Disclosure of non-adjusting events after reporting period [line items]
Conditional shares granted (in shares)	232,624
W J Schoeman
Disclosure of non-adjusting events after reporting period [line items]
Conditional shares granted (in shares)	232,624
K Mbanyele
Disclosure of non-adjusting events after reporting period [line items]
Conditional shares granted (in shares)	29,585